INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest and Similar Income [Abstract]
Interest on loans	S/ 15,654,391	S/ 15,044,864	S/ 12,419,281
Interest on investments at fair value through other comprehensive income	2,136,099	1,984,408	1,595,570
Interest on due from banks	1,405,854	1,133,211	467,387
Interest on investments at amortized cost	469,224	456,543	382,097
Interest on investments at fair value through profit or loss	54,999	48,376	38,550
Dividends received	49,469	46,080	29,226
Other interest and similar income	99,220	85,013	79,171
Total	19,869,256	18,798,495	15,011,282
Interest and Similar Expense [Abstract]
Interest on deposits and obligations	(2,850,474)	(3,141,307)	(1,688,245)
Interest on due to banks and correspondents	(1,081,126)	(1,158,665)	(683,078)
Interest on bonds and notes issued	(799,223)	(634,299)	(728,218)
Financial expenses of insurance activities	(507,356)	(466,814)	(426,477)
Deposit Insurance Fund	(256,583)	(237,441)	(230,255)
Interest on lease liabilities	(22,828)	(25,574)	(25,054)
Other interest and similar expense	(236,535)	(196,423)	(138,337)
Total	S/ (5,754,125)	S/ (5,860,523)	S/ (3,919,664)